UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Millions		Total	Total Class A exchangeable, Class A-1 exchangeable and Class B shareholders	Total Class A exchangeable and Class B shareholders	Total Class C Shares	Share capital Class A exchangeable, Class A-1 exchangeable and Class B shareholders	Share capital Class A exchangeable and Class B shareholders	Share capital Class C Shares	Retained earnings (deficit) Class A exchangeable, Class A-1 exchangeable and Class B shareholders	Retained earnings (deficit) Class A exchangeable and Class B shareholders	Retained earnings (deficit) Class C Shares	Accumulated other comprehensive income (loss)	Accumulated other comprehensive income (loss) Class C Shares	Non-controlling interests
Beginning balance at Dec. 31, 2022		$ 1,685		$ 432	$ 1,245		$ 423	$ 1,467		$ 9	$ 301	$ (523)	$ (523)	$ 8
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)		(93)		1	(99)					1	(99)			5
Other comprehensive income (loss)		240			240								240
Comprehensive income		147		1	141					1	(99)		240	5
Equity issuances		38		38			38
Distributions and redeemable preferred share dividends	[1]	(72)		(1)	(67)		(1)				(67)			(4)
Other		0		(10)	10		(10)	10
Total change in the period		113		28	84		27	10		1	(166)		240	1
Ending balance at Mar. 31, 2023		1,798		460	1,329		450	1,477		10	135	(283)	(283)	9
Beginning balance at Dec. 31, 2022		1,685		432	1,245		423	1,467		9	301	(523)	(523)	8
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)		267
Other comprehensive income (loss)		22
Comprehensive income		289
Ending balance at Jun. 30, 2023		1,911		460	1,442		449	1,477		11	466	(501)	(501)	9
Beginning balance at Mar. 31, 2023		1,798		460	1,329		450	1,477		10	135	(283)	(283)	9
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)		360		1	362					1	362			(3)
Other comprehensive income (loss)		(218)			(218)								(218)
Comprehensive income		142		1	144					1	362		(218)	(3)
Equity issuances		1												1
Distributions and redeemable preferred share dividends	[1]	(27)		(1)	(28)		(1)				(28)			2
Other		(3)			(3)						(3)
Total change in the period		113		0	113		(1)	0		1	331		(218)	0
Ending balance at Jun. 30, 2023		1,911		$ 460	1,442		$ 449	1,477		$ 11	466	(501)	(501)	9
Beginning balance at Dec. 31, 2023		6,155	$ 1,591		4,418	$ 1,577		3,607	$ 14		931	(120)	(120)	146
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)		337	3		332				3		332			2
Other comprehensive income (loss)		4			4								4
Comprehensive income		341	3		336				3		332		4	2
Distributions and redeemable preferred share dividends	[2]	(34)	(3)		(28)	(3)					(28)			(3)
Total change in the period		307	0		308	(3)		0	3		304		4	(1)
Ending balance at Mar. 31, 2024		6,462	1,591		4,726	1,574		3,607	17		1,235	(116)	(116)	145
Beginning balance at Dec. 31, 2023		6,155	1,591		4,418	1,577		3,607	14		931	(120)	(120)	146
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)		606
Other comprehensive income (loss)		502
Comprehensive income		1,108
Ending balance at Jun. 30, 2024		9,015	1,591		6,576	1,571		4,726	20		1,468	382	382	848
Beginning balance at Mar. 31, 2024		6,462	1,591		4,726	1,574		3,607	17		1,235	(116)	(116)	145
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)		269	3		261				3		261			5
Other comprehensive income (loss)		498			498								498
Comprehensive income		767	3		759				3		261		498	5
Equity issuances		1,119			1,119			1,119
Distributions and redeemable preferred share dividends	[2]	(46)	(3)		(28)	(3)					(28)			(15)
Non-controlling interest assumed on acquisition		713												713
Total change in the period		2,553	0		1,850	(3)		1,119	3		233		498	703
Ending balance at Jun. 30, 2024		$ 9,015	$ 1,591		$ 6,576	$ 1,571		$ 4,726	$ 20		$ 1,468	$ 382	$ 382	$ 848

[1]	The Company distributed $0.07 in the form of a return of capital per each Class A exchangeable and Class B share in the first and second quarters of 2023.
[2]	The Company distributed $0.08 in the form of a return of capital per each Class A exchangeable, Class A-1 exchangeable and Class B share in the first and second quarters of 2024.